VESSELS HELD UNDER CAPITAL LEASE (Tables)	6 Months Ended
Jun. 30, 2016
Vessels Under Capital Leases [Abstract]
Schedule of book value of vessels under capital lease

(in thousands of $)
Balance at December 31, 2015	8,354
Impairment loss	(985)
Depreciation	(489)
Balance at June 30, 2016	6,880

Schedule of outstanding obligations under capital leases
The outstanding obligations under capital leases at June 30, 2016 are payable as follows:

(in thousands of $)
2016 (remaining six months)	13,036
2017	5,944
2018	5,944
2019	5,944
2020	1,791
Thereafter	—
Minimum lease payments	32,659
Less: imputed interest	(2,890)
Present value of obligations under capital leases	29,769

Schedule of purchase options
As of June 30, 2016, we had the following purchase options for these two vessels:

(in thousands of $)	Purchase option exercise date	Purchase option amount
Golden Lyderhorn	August 2016	9,500
Golden Eclipse	December 2016	39,935
Golden Eclipse	December 2017	38,000
Golden Eclipse	December 2018	36,250
Golden Eclipse	December 2019	33,550